Loans (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Loans

Loans at December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Loans that are not PCI loans
Construction and land development	$239,225	$113,710
Commercial real estate:
Nonfarm, nonresidential	240,975	114,852
Other	5,377	10,350
Residential real estate:
Closed-end 1-4 family	130,631	98,615
Other	83,129	39,851
Commercial and industrial	76,570	36,397
Consumer and other	8,025	8,250

Loans before net deferred loan fees	783,932	422,025
Deferred loan fees, net	(1,059)	(721)

Total loans that are not PCI loans	782,873	421,304

PCI loans
Construction and land development	$77	$—
Commercial real estate:
Nonfarm, nonresidential	1,798	—
Other	—	—
Residential real estate:
Closed-end 1-4 family	706	—
Other	108	—
Commercial and industrial	1,624	—
Consumer and other	2	—

Total PCI loans	4,315	—

Allowance for loan losses	(6,680)	(4,900)

Total loans, net of allowance for loan losses	$780,508	$416,404

Activity in Allowance for Loan Losses by Portfolio Segment

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014 and 2013:

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2014
Allowance for loan losses:
Beginning balance	$1,552	$1,511	$1,402	$337	$98	$4,900
Provision for loan losses	1,138	523	385	371	(43)	2,374
Loans charged-off	—	(540)	(61)	(58)	—	(659)
Recoveries	—	—	65	—	—	65

Total ending allowance balance	$2,690	$1,494	$1,791	$650	$55	$6,680

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2013
Allowance for loan losses:
Beginning balance	$1,342	$1,267	$893	$275	$206	$3,983
Provision for loan losses	210	244	480	81	(108)	907
Loans charged-off	—	—	(107)	(19)	—	(126)
Recoveries	—	—	136	—	—	136

Total ending allowance balance	$1,552	$1,511	$1,402	$337	$98	$4,900

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013. Purchased and PCI loans are also included in the table. For purposes of this disclosure, recorded investment in loans excludes accrued interest receivable and loan fees, net due to immateriality.

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2014
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$18	$—	$18
Collectively evaluated for impairment	2,690	1,494	1,791	632	55	6,662
Purchased credit-impaired loans	—	—	—	—	—	—

Total ending allowance balance	$2,690	$1,494	$1,791	$650	$55	$6,680

Loans:
Individually evaluated for impairment	$—	$835	$93	$18	$—	$946
Collectively evaluated for impairment	239,225	245,517	213,667	76,552	8,025	782,986
Purchased credit-impaired loans	77	1,798	814	1,624	2	4,315

Total ending loans balance	$239,302	$248,150	$214,574	$78,194	$8,027	$788,247

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2013
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$455	$93	$—	$—	$548
Collectively evaluated for impairment	1,552	1,056	1,309	337	98	4,352

Total ending allowance balance	$1,552	$1,511	$1,402	$337	$98	$4,900

Loans:
Individually evaluated for impairment	$—	$3,361	$1,262	$—	$—	$4,623
Collectively evaluated for impairment	113,710	121,841	137,204	36,397	8,250	417,402

Total ending loans balance	$113,710	$125,202	$138,466	$36,397	$8,250	$422,025

Summary of Impaired Loans by Class of Loans

The following table presents information related to impaired loans by class of loans as of December 31, 2014 and 2013:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
December 31, 2014
With no allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$2,422	$835	$—
Residential real estate:
1-4 family	93	93	—

Subtotal	2,515	928	—

With an allowance recorded:
Commercial and industrial	18	18	18

Subtotal	18	18	18

Total	$2,533	$946	$18

December 31, 2013
With no allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$1,986	$1,986	$—
Residential real estate:
1-4 family	36	36	—

Subtotal	2,022	2,022	—

With an allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$2,480	$1,375	$455
Residential real estate:
1-4 family	1,687	1,226	93

Subtotal	4,167	2,601	548

Total	$6,189	$4,623	$548

Schedule of Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days on Accrual by Class of Loans

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2014 and 2013:

	Nonaccrual	Loans Past Due Over 90 Days
December 31, 2014
Commercial real estate:
Nonfarm, nonresidential	$835	$—
Other	—	—
Residential real estate:
Closed-end1-4 family	—	316
Other	—	—
Construction and land development	—	—
Commercial and industrial	—	—

Total	$835	$316

December 31, 2013
Commercial real estate:
Nonfarm, nonresidential	$1,375	$—
Residential real estate:
1-4 family	1,226	—

Total	$2,601	$—

Schedule of Aging of Recorded Investment in Past Due Loans by Class of Loans

The following table presents the aging of the recorded investment in past due loans as of December 31, 2014 and 2013 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Loans Not Past Due	PCI Loans	Total
December 31, 2014
Construction and land development	$354	$—	$—	$354	$238,871	$77	$239,302
Commercial real estate:
Nonfarm, nonresidential	—	—	835	835	240,140	1,798	242,773
Other	—	—	—	—	5,377	—	5,377
Residential real estate:
Closed-end 1-4 family	299	165	316	780	129,851	706	131,337
Other	52	—	—	52	83,077	108	83,237
Commercial and industrial	—	212	—	212	76,358	1,624	78,194
Consumer and other	—	—	—	—	8,025	2	8,027

	$705	$377	$1,151	$2,233	$781,699	$4,315	$788,247

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Loans Not Past Due	PCI Loans	Total
December 31, 2013
Construction and land development	$—	$—	$—	$—	$113,710	$—	$113,710
Commercial real estate:
Nonfarm, nonresidential	1,985	—	1,375	3,360	111,492	—	114,852
Other	—	—	—	—	10,350	—	10,350
Residential real estate:
Closed end 1-4 family	245	—	1,226	1,471	97,144	—	98,615
Other	—	—	—	—	39,851	—	39,851
Commercial and industrial	—	—	—	—	36,397	—	36,397
Consumer and other	—	—	—	—	8,250	—	8,250

	$2,230	$—	$2,601	$4,831	$417,194	$—	$422,025

Summary of Risk Category of Loans by Class of Loans

The following table includes PCI loans, which are included in the “Substandard” column. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows as of December 31, 2014 and 2013:

	Pass	Special Mention	Substandard	Total
December 31, 2014
Construction and land development	$239,225	$—	$77	$239,302
Commercial real estate:
Nonfarm, nonresidential	239,584	—	3,189	242,773
Other	5,377	—	—	5,377
Residential real estate:
Closed-end 1-4 family	128,869	—	2,468	131,337
Other	83,129	—	108	83,237
Commercial and industrial	76,552	—	1,642	78,194
Consumer and other	8,025	—	2	8,027

	$780,761	$—	$7,486	$788,247

	Pass	Special Mention	Substandard	Total
December 31, 2013
Construction and land development	$113,710	$—	$—	$113,710
Commercial real estate:
Nonfarm, nonresidential	110,938	—	3,914	114,852
Other	10,350	—	—	10,350
Residential real estate:
1-4 family	96,823	—	1,792	98,615
Other	39,851	—	—	39,851
Commercial and industrial	36,397	—	—	36,397
Consumer and other	8,250	—	—	8,250

	$416,319	$—	$5,706	$422,025

Pro-Forma Financial Information and Actual Results of Acquisition

Contractually required principal and interest payments have been adjusted for estimated prepayments.

December 31, 2014
Contractually required principal and interest	$6,532
Non-accretable difference	(1,270)

Cash flows expected to be collected	5,262
Accretable yield	(947)

Carrying value of acquired loans	4,315
Allowance for loan losses	—

Carrying value less allowance for loan losses	$4,315